Employee benefits, Reserve (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 102,375	$ 150,197
Pensions and Seniority Premiums [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	86,695	136,832
Pensions and Seniority Premiums [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	87,820	139,763
Pensions and Seniority Premiums [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	(1,125)	(2,931)
Termination of Employment [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	15,680	13,365
Termination of Employment [Member] | Defined Benefit Obligations [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	15,680	13,365
Termination of Employment [Member] | Plan Assets [Member]
Reserve for pension, seniority premiums and termination of employment [Abstract]
Total reserve	$ 0	$ 0